Nature of Business and Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Nature of Business and Organization and Basis of Presentation [Line Items]
Nature of Business and Organization and Basis of Presentation
1.	Nature of Business and Organization and Basis of Presentation

Nature of Business and Organization

FF Intelligent Mobility Global Holdings Ltd. (the “Company” or “FF”) is an exempted company formed under the laws of the Cayman Islands founded in 2014 and is headquartered in Los Angeles, California. The Company operates in a single operating segment and designs and engineers next-generation, smart, electric, connected vehicles. The Company expects to manufacture vehicles at its production facility in Hanford, California and has additional engineering, sales, and operations capabilities in China. The Company has created innovations in technology, products, and a user-centered business model that are being incorporated into its planned electric vehicle platform. The Company’s operations are conducted through its wholly-owned subsidiaries FF Inc. and FF Hong Kong Holding Ltd.

The Company changed its name from Smart King Ltd. to FF Intelligent Mobility Global Holdings Ltd. on February 14, 2020.

Principles of Consolidation and Basis of Presentation

The Company consolidates financial statements of all entities in which the Company has a controlling financial interest, including the accounts of any Variable Interest Entity (“VIE”) in which the Company has a controlling financial interest and for which it is the primary beneficiary. All intercompany transactions and balances have been eliminated upon consolidation.

The accompanying Condensed Consolidated Financial Statements have been prepared in conformity with generally accepted accounting principles in the United States (“GAAP”) for interim financial information and are unaudited.

These unaudited Condensed Consolidated Financial Statements do not include all disclosures that are normally included in annual audited financial statements prepared in accordance with GAAP and should be read in conjunction with the Company’s audited Consolidated Financial Statements for the year ended December 31, 2020. Accordingly, the Condensed Consolidated Balance Sheet as of December 31, 2020, has been derived from the Company’s annual audited Consolidated Financial Statements.

In the opinion of the Company, the accompanying unaudited Condensed Consolidated Financial Statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of June 30, 2021 and December 31, 2020, its results of operations for the three and six months ended June 30, 2021 and 2020, and cash flows for the six months ended June 30, 2021 and 2020. The accounting policies used in the preparation of these Condensed Consolidated Financial Statements are the same as those disclosed in the audited Consolidated Financial Statements and related notes for the year ended December 31, 2020, included in Faraday Future Intelligent Electric Inc.’s (“FFIE”) Form S-4 filed on June 23, 2021, definitive proxy statement/consent solicitation statement/prospectus (the “Proxy/Prospectus”).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment, that the Company believes are most dependent on the application of estimates and assumptions. On an ongoing basis, management evaluates its estimates, including those related to: (i) realization of tax assets and estimates of tax liabilities; (ii) valuation of equity securities; (iii) recognition and disclosure of contingent liabilities, including litigation reserves; (iv) fair value of related party notes payable and notes payable; (v) estimated useful lives of long-lived assets; and (vi) fair value of options granted to employees and non-employees and warrants. Such estimates often require the selection of appropriate valuation methodologies and financial models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances. Given the global economic climate, unpredictable nature, and unknown duration of the COVID-19 pandemic, estimates are subject to additional volatility.

As of the date of the Company’s Condensed Consolidated Financial Statements, the Company is not aware of any specific event or circumstance that would require it to update its estimates or judgments or to revise the carrying value of its assets or liabilities. However, these estimates and judgments may change as new events occur and additional information is obtained, which may result in changes being recognized in the Company’s consolidated financial statements in future periods. While the Company considered the effects of COVID-19 on its estimates and assumptions, due to the level of uncertainty regarding the economic and operational impacts of COVID-19 on the Company’s business, there may be other judgments and assumptions that the Company has not considered. Such judgments and assumptions could result in a meaningful impact on the Company’s financial statements in future periods. Actual results could differ from those estimates and any such differences may have a material impact on the Company’s Condensed Consolidated Financial Statements.

Merger Agreement

On January 27, 2021, Property Solutions Acquisition Corp. (“PSAC”), a Delaware corporation, entered into an Agreement and Plan of Merger (“Merger Agreement”) by and among PSAC, PSAC Merger Sub, Ltd., an exempted company with limited liability incorporated under the laws of the Cayman Islands and wholly-owned subsidiary of PSAC (“Merger Sub”), and the Company.

Pursuant to the Merger Agreement, Merger Sub merged with and into the Company, with the Company surviving the merger (the “Business Combination” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”). As a result of the Transactions, the Company became a wholly-owned subsidiary of PSAC, with the stockholders of the Company becoming stockholders of PSAC, which was renamed Faraday Future Intelligent Electric Inc. (“New FF”). On July 21, 2021 (the “Closing Date”), PSAC consummated the previously announced Business Combination with the Company and changed its name from Property Solutions Acquisition Corp. to Faraday Future Intelligent Electric Inc. FFIE’s Common Stock trades on The Nasdaq Global Select Market under the ticker symbol FFIE. Upon closing the Business Combination, the Company raised $229,653 in proceeds from PSAC, net of redemptions of $206.

The Company has incurred certain merger-related costs in connection with the Business Combination, primarily consisting of legal costs and other professional services. The Company capitalized $1,736 and $4,600 of merger-related costs for the three and six months ended June 30, 2021, respectively. The Company has capitalized a total of $7,865 of merger-related costs, which is included in Other Non-current Assets on the Condensed Consolidated Balance Sheets as of June 30, 2021.

On the Closing Date, the outstanding shares of the Company and the majority of the outstanding convertible related party notes payable and notes payable converted into shares of FFIE Class A Common Stock and, for FF Top Holdings LLC (“FF Top”), shares of FFIE Class B Common Stock using an exchange ratio of 0.14130 (the “Exchange Ratio”). Additionally, each of the Company’s outstanding options or warrants immediately prior to the closing of the Business Combination remained outstanding and converted into the right to purchase FFIE Class A Common Stock equal to the number of Ordinary Stock of the Company subject to such option or warrant multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio, with the aggregate amount of shares of Class A Common Stock issuable upon exercise of such options and warrants to be 44,880,595. In addition, in conjunction with the closing of the Business Combination, the outstanding warrants issued to a US-based investment firm, in conjunction with notes issued on various dates, were adjusted to increase the shares allowed to be purchased from 10,198,958 shares of FFIE Class A Common Stock to 19,016,865 shares of FFIE Class A Common Stock in accordance with an anti-dilution provision included in the warrant agreements.

Concurrently with the execution of the Merger Agreement, the Company entered into separate subscription agreements with a number of investors (the “PIPE Investors”) pursuant to which, on the Closing Date, the PIPE Investors purchased an aggregate of 76,140,000 FFIE Class A Common Stock, for a purchase price of $10 per share with an aggregate purchase price of $761,400 in a private placement (the “PIPE Financing”).

1.	Nature of Business and Organization

Nature of Business and Organization

FF Intelligent Mobility Global Holdings Ltd. (the “Company”) is an exempted company formed under the laws of the Cayman Islands founded in 2014. Headquartered in Los Angeles, California, the Company designs and engineers next-generation smart electric connected vehicles. The Company expects to manufacture vehicles at the Company’s production facility in Hanford, California and has additional engineering, sales, and operations capabilities in China. The Company has created innovations in technology, products, and a user centered business model that are being incorporated into its planned electric vehicle platform.

The Company changed its name from Smart King Ltd. to FF Intelligent Mobility Global Holdings Ltd. on February 14, 2020.

The Company’s operations are conducted through its wholly-owned subsidiaries FF Inc. and FF Hong Kong Holding Ltd.